Condensed Consolidated Interim Statements of Cash Flows (Unaudited) - CAD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
CASH FLOWS FROM OPERATING ACTIVITIES
Income / (Loss) for the period	$ (156,550)	$ (474,813)	$ (223,435)	$ (427,746)
Adjustments to Net Profit for Non-Cash Items:
Depreciation / amortization – intangibles		370,993		972,667
Share-based payment	14,468	34,839	87,539	65,560
Unrealized foreign exchange (gain)/loss	1,570	15,184	(3,606)	(1,680)
Depreciation – property and equipment	1,544	1,916	4,761	4,725
Lease inducement	(8,651)	(18,872)	(8,651)	(18,872)
Operating Income/(Loss) before Working Capital Changes	(147,619)	(70,753)	(143,392)	594,654
Working Capital Adjustments:
(Increase)/decrease in accounts and grants receivable	(43,451)	139,525	(146,827)	880,627
(Increase)/decrease in prepaid and other receivables	(32,336)	(4,076)	88,578	427,011
Increase/(decrease) in accounts payable	55,731	108,513	115,545	96,777
Increase/(decrease) in accrued liabilities	52,640	27,580	(11,610)	(66,072)
Cash Generated from/(used in) Operations	(115,035)	200,789	(97,706)	1,932,997
CASH FLOWS FROM INVESTING ACTIVITIES
Investment in intangibles		(149,581)	0	(1,740,001)
Net liability assumed through acquisition		(80,819)		(80,819)
Purchase of property and equipment	(6,039)	(9,247)	(6,039)	(9,923)
Net Cash Flows Generated from / (used in) Investing Activities	(6,039)	(239,647)	(6,039)	(1,830,743)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from loans		300,000	420,000	985,000
Repayment of loans payable		(300,000)	(525,000)	(1,135,000)
Net Cash Flows Generated from/(used in) Financing Activities			(105,000)	(150,000)
NET INCREASE / (DECREASE) IN CASH AND CASH EQUIVALENTS	(121,074)	(38,858)	(208,745)	(47,746)
Cash and Cash Equivalents at the Beginning of the Period	239,763	75,415	327,434	84,303
Cash and Cash Equivalents at the End of the Period	$ 118,689	$ 36,557	$ 118,689	$ 36,557